Notes Related to the Consolidated Statement of Income (Loss) - Summary of Reconciliation of the Effective Tax Rate (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Net loss for the period	€ (62,659)	€ (38,224)	[1]	€ (33,530)
Tax rate	28.00%	28.00%		34.43%
Theoretical tax expense or income	€ 17,544	€ 10,703		€ 11,545
Current year loss not capitalized	(18,143)	(11,222)		(12,071)
CICE (employment and competitiveness tax credit) not included in taxable income		35		34
Research tax credits	1,096	1,225		1,097
Share based compensation expense	(380)	(686)		(592)
Permanent differences	(117)	(54)		(10)
Other differences	1	(2)
Effective tax (loss) / income	€ 1	€ (2)		€ 3

[1]	See note 2.8.